INTANGIBLE ASSETS, NET (Schedule of Estimated Amortization Expense) (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2014	Dec. 31, 2013
Estimated amortization expense
2015	$ 3,910
2016	3,550
2017	2,870
2018	2,280
Thereafter	4,702
Amortized cost	$ 17,312	$ 4,127